                                VAN KAMPEN TRUST
                            ON BEHALF OF ITS SERIES
                           VAN KAMPEN HIGH YIELD FUND
                    SUPPLEMENT DATED JANUARY 8, 2001 TO THE
                         PROSPECTUS DATED JULY 28, 2000

    The Prospectus is hereby supplemented as follows:

    The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS-TRUSTEES" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                VAN KAMPEN TRUST
                            ON BEHALF OF ITS SERIES
                           VAN KAMPEN HIGH YIELD FUND
                    SUPPLEMENT DATED JANUARY 8, 2001 TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED JULY 28, 2000
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

     The Statement of Additional Information is hereby supplemented as follows:

     (1) The section entitled "TRUSTEES AND OFFICERS" is hereby amended by deleting all information pertaining to Fernando Sisto, effective December 31, 2000.

     (2) The last paragraph in the section entitled "DISTRIBUTION AND SERVICE" is hereby amended by adding The Vanguard Group, Inc. to the list of firms that have entered into agreements with the Distributor to offer shares of the Fund pursuant to such firm's retirement plan alliance program(s).

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                   MF SPT SAI TR